Financial investments (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Financial investments [Abstract]
Fair Value through OCI (Investment in Ten West link)	$ 11,189	$ 9,874
Fair Value through Profit and Loss (Investment in Rioglass)	4,717	7,000
Derivative assets	1,972	3,182
Other receivable accounts at amortized cost	60,893	71,531
Total non-current financial investments	78,771	91,587
Contracted concessional financial assets	171,176	160,624
Derivative assets	2,032	2,048
Other receivable accounts at amortized cost	23,524	55,905
Total current financial investments	$ 196,732	$ 218,577